BUSINESS ACQUISITIONS (Details Narrative) - Semprae Laboratories Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Percentage Of Ownership Interests	100.00%
Shares issued for acquisition, shares	3,201,776
Percentage Of Issued And Outstanding Shares	15.00%
Net Sales Annual Royalty Percentage	5.00%
Fair value of royalty	$ 308,273
Payment of royalty	22,103	$ 0
Change in fair value of contingent consideration	$ 103,301	$ 0